Debt - Summary of Debt - Senior Secured Credit Facility - Outstanding borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt
2019		$ 60,345
2020		15,345
2021		15,345
2022		15,345
2023		1,422,613
Thereafter		500,000
Total debt outstanding	$ 1,346,320	2,028,993	$ 2,060,700
Less: capitalized debt issuance costs and original issue discount		(38,471)
Long-term Debt, Total		$ 1,990,522